FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 10 — FAIR VALUE MEASUREMENTS
The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured
and reported at fair value at each reporting period, and
non-financial
assets and liabilities that are
re-measured
and reported at fair value at least annually.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021 and 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2021	December 31, 2020
Assets:
Cash and marketable securities held in Trust Account	1	$90,849,312	$130,681,047
Liabilities:
Warrant liability – Private Warrants	3	6,982,603	3,950,311
Forward share purchase agreements	3	2,174,989	—
Warrant Liability
As of December 31, 2021 and 2020, the Company had 3,950,311 Private Warrants outstanding.
The Private Warrants were accounted for as liabilities in accordance with ASC
815-40
and are presented within warrant liability on the balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented in the statements of operations.
The Private Warrants were valued using a binomial lattice model, which is considered to be a Level 3 fair value measurement. The binomial lattice model’s primary unobservable input utilized in determining the fair value of the Private Warrants is the expected volatility of the common stock. The expected volatility as of the valuation dates was implied from the Company’s own Public Warrant pricing. At December 31, 2021, the Private Warrants were valued at $1.77 per warrant.
The following table presents the quantitative information regarding Level 3 fair value measurements of the warrant liability:

	December 31, 2021	December 31, 2020
Exercise price	$11.50	$11.50
Stock price	$9.99	$10.20
Volatility	24.9%	17.2%
Term	5.00	5.00
Risk-free rate	1.19%	0.29%
Dividend yield	0.0%	0.0%
The following table presents the changes in the fair value of warrant liabilities:

Private Placement Warrants
Fair value as of December 31, 2020	$3,950,311
Change in fair value	3,032,292

Fair value as of December 31, 2021	$6,982,603

There were no transfers in or out of Level 3 from other levels in the fair value hierarchy during the year ended December 31, 2021.

Forward Share Purchase Agreements Liability
The liability for the Forward Share Purchase Agreements (“FPAs”) were valued using a Black-Scholes Option Pricing formula, which is considered to be a Level 3 fair value measurement. The fair value of the options are based on the current stock price and a weighted average of historical volatilities from other Special Purpose Acquisition Companies in the same sector as the Company. The following table presents a summary of the changes in the fair value of the FPA liability, a Level 3 liability, measured on a recurring basis.

FPA
Fair value as of December 22, 2021	$2,174,989
Change in fair value	0

Fair value as of December 31, 2021	$2,174,989

Change in fair value of the FPAs was considered to be immaterial from December 22, 2021 (initial measurement) to December 31, 2021.
The following table presents the quantitative information regarding Level 3 fair value measurements of the Forward Purchase Agreements:

	December 31, 2021
Exercise price	$ $	10.01 and 10.16
Stock price		$9.99
Volatility		24.9%
Term		0.25
Risk-free rate		0.06%
Dividend yield		0.0%